SEGMENT INFORMATION - Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 12, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	$ 284,734	$ 299,652	$ 346,650
Vessel operating expenses	(56,509)	(60,958)	(65,247)
Voyage and commission expenses	(7,986)	(7,648)	(11,222)
Administrative expenses	(15,367)	(13,412)	(14,809)
Amount invoiced under sales-type lease(6)	0	0
Adjusted EBITDA	204,872	217,634	255,372
Assets	2,027,661	2,105,612	2,240,817
Capital expenditure	(4,144)	(13,480)	(42,201)
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	389,005	403,725	396,404
Vessel operating expenses	(79,210)	(84,000)	(75,081)
Voyage and commission expenses	(7,986)	(7,878)	(11,656)
Administrative expenses	(16,775)	(14,505)	(16,115)
Amount invoiced under sales-type lease(6)	18,300	11,500
Adjusted EBITDA	303,334	308,842	293,552
Assets	2,027,661	2,105,612	2,240,817
Capital expenditure	(4,144)	(13,480)	(42,201)
Operating Segments | FSRUs
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	229,530	240,695	294,889
Vessel operating expenses	(38,570)	(40,978)	(42,736)
Voyage and commission expenses	(4,613)	(4,467)	(7,138)
Administrative expenses	(9,594)	(8,090)	(9,384)
Amount invoiced under sales-type lease(6)	18,300	11,500
Adjusted EBITDA	195,053	198,660	235,631
Assets	1,033,742	1,079,369	1,115,663
Capital expenditure	(2,902)	(13,465)	(28,307)
Operating Segments | LNG Carrier
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	55,204	58,957	51,761
Vessel operating expenses	(17,939)	(19,980)	(22,511)
Voyage and commission expenses	(3,373)	(3,181)	(4,084)
Administrative expenses	(5,773)	(5,322)	(5,425)
Amount invoiced under sales-type lease(6)	0	0
Adjusted EBITDA	28,119	30,474	19,741
Assets	486,214	510,558	534,805
Capital expenditure	(1,242)	(15)	(13,894)
Operating Segments | FLNG
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	104,271	104,073	49,754
Vessel operating expenses	(22,701)	(23,042)	(9,834)
Voyage and commission expenses	0	(230)	(434)
Administrative expenses	(1,408)	(1,093)	(1,306)
Amount invoiced under sales-type lease(6)	0	0
Adjusted EBITDA	80,162	79,708	38,180
Assets	185,562	193,270	206,180
Capital expenditure	0	0	0
Unallocated
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	0	0	0
Vessel operating expenses	0	0	0
Voyage and commission expenses	0	0	0
Administrative expenses	0	0	0
Amount invoiced under sales-type lease(6)	0	0
Adjusted EBITDA	0	0	0
Assets	322,143	322,415	384,169
Capital expenditure	0	0	0
Elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	(104,271)	(104,073)	(49,754)
Vessel operating expenses	22,701	23,042	9,834
Voyage and commission expenses	0	230	434
Administrative expenses	1,408	1,093	1,306
Amount invoiced under sales-type lease(6)	(18,300)	(11,500)
Adjusted EBITDA	(98,462)	(91,208)	(38,180)
Assets	0	0	0
Capital expenditure	$ 0	$ 0	$ 0
Hilli LLC
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of voting interests acquired	50.00%			50.00%